SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company's stock option plans as of December 31, 2013, 2012 and 2011 and changes during the years then ended is as follows:

	OPTIONS AND RSUs AVAILABLE FOR GRANT	OUTSTANDING OPTIONS AND RSUs	WEIGHTED -AVERAGE EXERCISE PRICE PER SHARE ($)	WEIGHTED -AVERAGE FAIR VALUE OF OPTION
Outstanding at December 31, 2010	2,528,737	3,248,120	3.31
Increase in option pool, net	800,000	-	-
Granted	(554,000)	554,000	8.71	$5.17
Forfeited	45,650	(45,650)	6.14
Exercised	-	(734,661)	2.07
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56
Increase in option pool, net	516,691	-	-
Granted	(794,000)	794,000	10.38	$5.20
Forfeited	89,331	(89,331)	10.04
Exercised	-	(286,054)	2.21
Outstanding at December 31, 2012	2,632,409	3,440,424	5.96
Increase in option pool, net	800,000	-	-
Granted	(1,241,000)	1,241,000	7.25	$3.64
Forfeited	241,605	(241,605)	8.52
Exercised	-	(839,633)	2.38
Outstanding at December 31, 2013	2,433,014	3,600,186	6.95

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about options outstanding and exercisable as of December 31, 2013:

	OPTIONS AND RSUs OUTSTANDING				OPTIONS AND RSUs EXERCISABLE
RANGE OF EXERCISE PRICE $	NUMBER OUTSTANDING AT DECEMBER 31, 2013		WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER OUTSTANDING AT DECEMBER 31, 2013	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
0.01	28,002	*	6.4	$0.01	-	-	-
1.59 – 2.00	466,624		0.9	$1.94	466,624	0.9	$1.94
2.42 – 4.43	345,770		1.6	$3.19	345,770	1.6	$3.19
5.16 – 6.77	222,690		2.9	$5.65	206,232	2.8	$5.63
7.06 – 7.48	1,252,601		5.9	$7.23	278,664	3.4	$7.07
8.12 – 8.41	498,500		4.9	$8.25	191,750	3.3	$8.15
9.48 – 9.71	454,333		4.3	$9.54	288,750	4.3	$9.54
11.24 - 12.98	331,666		4.5	$12.76	168,541	3.9	$12.55
	3,600,186				1,946,330

*RSUs

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations for the years ended December 31, 2013, 2012 and 2011:

	YEAR ENDED DECEMBER 31,
	2013	2012	2011

Cost of revenues	$357	$312	$202
Research and development expenses	292	254	168
Selling and marketing expenses	750	611	389
General and administrative expenses	1,345	1,357	972
Total	$2,744	$2,534	$1,731